Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 7 — DEBT

The following table summarizes our outstanding debt (in thousands):

	September 30, 2023	December 31, 2022
Credit Mobilization Facility	$20,000	$20,000
Less: deferred financing costs	(18)	(39)
Less: current maturities	(19,982)	(16,098)
Long-term debt, net of current maturities	$—	$3,863

As of September 30, 2023 and December 31, 2022, the weighted-average interest rate on short-term borrowings outstanding was 10.10% and 6.55%, respectively.

Live Oak Credit Mobilization Facility

On December 12, 2019, we entered into a loan agreement with Live Oak Banking Company (the “Credit Mobilization Facility”) which provided a $12.0 million Credit Mobilization Facility with a due date of December 12, 2022 and a $1.0 million line of credit with a due date of December 12, 2020. Both the Credit Mobilization Facility and line of credit bear interest (payable monthly) at a rate per annum equal to 6%. The Credit Mobilization Facility and line of credit are secured by substantially all of the assets of the Company. On December 8, 2020 the Company entered into a Loan Modification Agreement with Live Oak Banking Company (“Live Oak”) which amended the terms of the line of credit, including decreasing the maximum principal from $1.0 million to $400 thousand, extending the maturity date from December 12, 2020 to December 10, 2021, and changing the interest rate from 6.0% to a variable interest rate at the prime rate, as published in the Wall Street Journal newspaper, plus 2.0%. On April 30, 2021, we entered into a commitment with Live Oak Banking Company which provided a $12.0 million contract mobilization credit facility with a loan maturity of November 15, 2022, which superseded the existing contract mobilization credit facility. On December 10, 2021, the line of credit expired. The Company had no balance outstanding at that time and did not renew the line of credit.

On July 14, 2022, we entered into the Second Amended and Restated Loan Agreement with Live Oak which provided an $8.0 million mobilization credit facility with a loan maturity of July 14, 2024 and extended the maturity date of our existing $12.0 million mobilization credit facility to November 14, 2023. The $8.0 million mobilization credit facility requires early payment of principal upon the completion of certain mission milestones. If the milestones are completed, principal payments of $4.1 million and $3.9 million would be due prior to loan maturity in 2023 and 2024, respectively. The $12.0 million mobilization credit facility requires principal payments of $8.0 million on August 15, 2023 and $4.0 million on November 14, 2023. The mobilization credit facilities bear interest (payable monthly) at a rate per annum equal to the greater of (a) the prime rate, as published in the Wall Street Journal newspaper, plus 2.0% and (b) 5.0%. The mobilization credit facilities require the Company to meet certain financial and other covenants and are secured by substantially all of the assets of the Company. There was $20.0 million outstanding under the credit mobilization facilities as of September 30, 2023 and December 31, 2022.

During the third quarter of 2023, we considered options to modify the terms of the Second Amended and Restated Loan Agreement with Live Oak. We received confirmation from Live Oak to defer the $8.0 million principal payment due on August 15, 2023 under the $12.0 million mobilization credit facility pending the outcome of the loan modification. On October 31, 2023, management decided to no longer pursue loan modification and promptly paid the deferred $8.0 million principal payment. On November 3, 2023, we received a letter of good standing from Live Oak stating the Company was current on all payments due and was in full compliance with the terms and conditions of the $8.0 million and $12.0 million mobilization credit facilities under the Second Amended and Restated Loan Agreement.

NOTE 6 — DEBT

The following table summarizes our outstanding debt (in thousands):

	December 31, 2022	December 31, 2021
Credit Mobilization Facility	$20,000	$12,000
First Insurance Funding Loan	—	108
Principal amount of long-term debt	20,000	12,108
Less: deferred financing costs	(39)	—
Less: current maturities	(16,098)	(12,108)
Long-term debt, net of current maturities	3,863	—

As of December 31, 2022, the weighted-average interest rate on short-term borrowings outstanding was 6.55%. As of December 31, 2021, the weighted-average interest rate on short-term borrowings outstanding was 5.25%.

Live Oak Credit Mobilization Credit Facility Line of Credit

On December 12, 2019, we entered into a loan agreement with Live Oak Banking Company which provided a $12.0 million Credit Mobilization Facility with a due date of December 12, 2022 and a $1.0 million line of credit with a due date of December 12, 2020. Both the Credit Mobilization Facility and line of credit bear interest (payable monthly) at a rate per annum equal to 6.0%. The Credit Mobilization Facility and line of credit are secured by substantially all of the assets of the Company. On December 8, 2020 the Company entered into a Loan Modification Agreement with Live Oak Banking Company which amended the terms of the line of credit, including decreasing the maximum principal from $1.0 million to $400 thousand, extending the maturity date from December 12, 2020 to December 10, 2021, and changing the interest rate from 6.0% to a variable interest rate at the prime rate, as published in the Wall Street Journal newspaper, plus 2.0%. On April 30, 2021, we entered into a commitment with Live Oak Banking Company which provided a $12.0 million contract mobilization credit facility with a loan maturity of November 15, 2022, which superseded the existing contract mobilization credit facility. On December 10, 2021 the line of credit expired. The Company had no balance outstanding at that time and did not renew the line of credit.

On July 14, 2022, we entered into the Second Amended and Restated Loan Agreement with Live Oak Banking Company which provided an $8.0 million mobilization credit facility with a loan maturity of July 14, 2024 and extended the maturity date of our existing $12.0 million mobilization credit facility to November 14, 2023. The $8.0 million mobilization credit facility requires early payment of principal upon the completion of certain mission milestones. If the milestones are completed, principal payments of $4.1 million and $3.9 million would be due prior to loan maturity in 2023 and 2024, respectively. The $12.0 million mobilization credit facility requires principal payments of $8.0 million on August 15, 2023 and $4.0 million on November 14, 2023. The mobilization credit facilities bear interest (payable monthly) at a rate per annum equal to the greater of (a) the prime rate, as published in the Wall Street Journal newspaper, plus 2% and (b) 5%. The mobilization credit facilities require the Company to meet certain financial and other covenants and are secured by substantially all of the assets of the Company. There was $20 and $12 million outstanding under the credit mobilization facilities as of December 31, 2022 and 2021, respectively.

Paycheck Protection Program

On April 7, 2020, the Company received loan proceeds of $1.8 million (the “PPP Loan”) pursuant to the Paycheck Protection Program (“PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The PPP Loan, which was in the form of a promissory note (the “Note”), dated April 7, 2020, between Intuitive Machines and Live Oak Banking Company, as the lender, originally matured on April 7, 2022. Under the terms of the PPP, some or all of the PPP Loan amount may be forgiven if the PPP Loan proceeds are used for qualifying expenses as described in the CARES Act and the Note, such as payroll costs, benefits, rent, and utilities. The Company applied for forgiveness to the Small Business Association (“SBA”) on December 14, 2020. On April 4, 2021, the Company was notified that the PPP Loan was forgiven and recorded a $1.8 million gain on extinguishment of debt.

First Insurance Funding Loans

On August 24, 2021, we entered into a loan agreement with First Insurance Funding (“First FIF Loan”) which provided $0.1 million in credit to be used to purchase certain insurance policies with a due date of May 21, 2022. On December 3, 2021, we entered into a second loan agreement with First Insurance Funding (“Second FIF Loan”) which provided an additional $0.1 million in credit to be used to purchase certain insurance policies with a due date of May 21, 2022. Both the First FIF Loan and the Second FIF Loan, collectively the “FIF Loans”, bear interest (payable monthly) at a rate per annum equal to 5.9%. There was $— and $0.1 million outstanding under the FIF Loans as of December 31, 2022 and 2021, respectively.